Supplementry Financial Statement Information - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator ($ in thousands):
Net loss for the year, as reported	$ (6,772)	$ (9,648)	$ (11,092)
The effect of change in terms of Series 3 warrants		(92)
Numerator for basic net loss per Ordinary Share - net loss attributable to shareholders	(6,772)	(9,740)	(11,092)
Numerator for diluted net loss per Ordinary Share - net loss attributable to shareholders	$ (6,772)	$ (9,740)	$ (11,092)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	4,629,263	1,936,831	1,462,776
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	606,223	15,266
Denominator for basic loss per share – weighted number of Ordinary Shares	5,235,486	1,952,097	1,462,776
Denominator for diluted loss per share – weighted number of Ordinary Shares	5,235,486	1,952,097	1,462,776
Basic loss per Ordinary Share (in dollars)	$ (1.29)	$ (4.99)	$ (7.58)
Dilutive loss per Ordinary Share (in dollars)	$ (1.29)	$ (4.99)	$ (7.58)